INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Taxes on income	$ 9,789	$ 3,993
Effective income tax rate	20.40%	91.80%
Deferred tax liabilities	$ 6,520
Impairment of intangible assets	$ 16,510